Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Schedule of Accrued Expenses and Other Payables [Abstract]
Professional fees	$ 855,863	$ 109,028	$ 12,000
Salaries and employee benefits	283,850	36,160
Other payables	6,890,000	877,718	3,530,000
Total	$ 8,029,713	$ 1,022,906	$ 3,542,000